COMMITMENTS	12 Months Ended
Jan. 31, 2020
COMMITMENTS [abstract]
COMMITMENTS
24.	COMMITMENTS

The Company and its subsidiaries are committed under lease agreements with third parties and related parties, for land, office space, and equipment in Nevada, Oregon and British Columbia, as well as consulting agreements.  At January 31, 2020, the Company has the following future minimum payments:

	Third Parties	Related Parties	Total
2021	$285,908	$1,253,192	$1,539,100
2022	$227,321	$1,128,192	$1,355,513
2023	$232,961	$1,128,192	$1,361,153
2024	$224,513	$1,053,192	$1,277,705
Thereafter	$522,473	—	522,473
	$1,493,176	$4,562,768	$6,055,944